Expenses (Tables)	12 Months Ended
Jun. 30, 2019
Material Income And Expense [Abstract]
Summary of Expenses

	2019	2018	2017
	A$’000	A$’000	A$’000
Profit/(Loss) before income tax includes the following specific expenses:

Depreciation
Leasehold improvements	31	25	53
Plant and equipment	190	169	164
Total depreciation	221	194	217

Research and development
Project expenses	2,152	6,219	6,456
Other IP related expenses	952	671	469
Total research and development	3,104	6,890	6,925

Employee benefits expense
Defined contribution superannuation expense	197	241	240
Employee benefits expense excluding superannuation	4,828	4,853	4,775
	5,025	5,094	5,015

Rental expense relating to operating leases
Minimum lease payments	491	384	376